EVERGREEN ASSET MANAGEMENT
                             2500 WESTCHESTER AVENUE
                              PURCHASE, N.Y. 10577


                                                                December 4, 1995


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.

Attention:     File Room

Re:       EVERGREEN LIMITED MARKET FUND, INC.
          File No. 2-81494

Ladies and Gentlemen

     Pursuant to Rule 497 (j) under the Securities Act of 1933, this letter will serve as our certification that the Prospectuses and Statements of Additional Information with respect to the above referenced Fund do not differ from that filed in the most recent post-effective amendment, which was filed electronically.




                                                               Very truly yours,


                                                             /s/ James P. Wallin
                                                                 James P. Wallin